Recently Issued Accounting Standards	12 Months Ended
Sep. 26, 2014
Recently Issued Accounting Pronouncements [Abstract]
Recently Issued Accounting Standards

3.	Recently Issued Accounting Standards
The Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-11 in December 2011, "Disclosures about Offsetting Assets and Liabilities," which was clarified in January 2013 by ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." This guidance provides new disclosure requirements about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a netting agreement, to enable users of financial statements to understand the effects or potential effects of those arrangements on an entity's financial position. The guidance was effective for the Company in the first quarter of fiscal 2014. The adoption did not have a material impact on the Company's financial condition, results of operations and cash flows.
FASB issued ASU 2013-02, "Reporting Amounts Classified out of Accumulated Other Comprehensive Income," in February 2013. This guidance requires an entity to present, either on the face of the statement of income or separately in the notes to the financial statements, the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income, if those amounts are required to be reclassified to net income in their entirety in the same reporting period. For other amounts not required to be reclassified to net income in their entirety, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. The guidance was effective for the Company in the first quarter of fiscal 2014. The adoption did not have a material impact on the Company's financial condition, results of operations and cash flows.
FASB issued ASU 2013-04, "Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date," in February 2013. This update provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance. An entity is required to measure those obligations as the sum of the amount the entity has agreed to pay on the basis of its arrangement among its co-obligors, and any additional amounts it expects to pay on behalf of its co-obligors. The guidance also requires the entity to disclose the nature and amount of those obligations. The guidance is effective for the Company in the first quarter of fiscal 2015. Based on the assessment to date, the Company does not believe the adoption of this pronouncement will have a material impact to the Company’s financial condition, results of operations and cash flows.
FASB issued ASU 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists," in July 2013. This update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists, to eliminate diversity in practice in the presentation of unrecognized tax benefits in those instances. Except in certain circumstances, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward. This guidance is effective for the Company in the first quarter of fiscal 2015. The Company has completed its assessment and does not believe the adoption of this pronouncement will have a material impact to the Company’s financial condition, results of operations and cash flows.
FASB issued ASU 2014-08, "Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity," in April 2014. Under the new guidance, only disposals representing a strategic shift in a company's operations and financial results should be reported as discontinued operations, with expanded disclosures. In addition, disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify as a discontinued operation is required. This guidance is effective for the Company in the first quarter of fiscal 2016, with early adoption permitted. The Company did not have any recent significant disposals. The Company will assess the impact of the pronouncement to prospective disposals, if applicable, disclosures in future filings and the potential early adoption of the standard.
FASB issued ASU 2014-09, "Revenue from Contracts with Customers," in May 2014. The issuance of ASU 2014-09 and International Financial Reporting Standards ("IFRS") 15, "Revenue from Contracts with Customers," completes the joint effort by FASB and the International Accounting Standards Board to clarify the principles for recognizing revenue and develop a common revenue standard for U.S. GAAP and IFRS. Under the new guidance, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, applying the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The guidance is effective for the Company in the first quarter of fiscal 2018. Early adoption is not permitted for public companies. The Company will assess the impact of the pronouncement.